RELATED PARTY TRANSACTIONS (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2023 ft²	Jul. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Due from related parties	$ 482,550		$ 482,550		$ 510,468	$ 1,184		$ 158,883
General operating expenses			48,060
Operating lease term							5 years
Area of land | ft²							1,625
Payments for rent			$ 4,062
Annual rate adjustment	3.00%		3.00%
Mr. Shah [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from commissions received	$ 200,000	$ 213,925	$ 670,900	$ 268,825
Mr. Shah [Member] | Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Revenue, remaining performance obligation, percentage	50.00%		50.00%
Decrease of commission expense percentage	55.00%		55.00%
Mr. Shah [Member] | Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Revenue, remaining performance obligation, percentage	75.00%		75.00%
Related Party [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 65,800		$ 65,800					158,883
Magmile Capital LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	416,750		416,750		416,750	0		0
Payments for personal expenses					89,706	$ 1,184
Loan payable	40,000		40,000					40,000
Revir Capital LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Payments for personal expenses					$ 4,012
Reddington Partners LLC [Member]
Related Party Transaction [Line Items]
General operating expenses			48,060
Reddington Partners LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Advance to related party	$ 85,709		$ 85,709					$ 37,649